Intangibles and other assets (Schedule of detailed information about intangible assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	$ 4.0
Balance, end of year	5.5	$ 4.0
Cost [Member]
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	21.2	23.8
Additions	2.5	0.5
Disposals	0.0	(3.4)
Effects of movement in exchange rates	(1.2)	0.3
Balance, end of year	22.5	21.2
Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	(17.2)	(19.0)
Depreciation for the year	(0.8)	(0.6)
Disposals	0.0	2.7
Effects of movement in exchange rates	1.0	(0.3)
Balance, end of year	$ (17.0)	$ (17.2)